SIGNIFICANT ACCOUNTING POLICIES - Share based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total share-based compensation expenses	$ 14,164	$ 8,771	$ 5,292
Cost of Revenues [Member]
Total share-based compensation expenses	411	181	183
Research and Development Expense [Member]
Total share-based compensation expenses	2,772	1,535	937
Selling and Marketing Expense [Member]
Total share-based compensation expenses	6,170	3,635	2,171
General and Administrative Expense [Member]
Total share-based compensation expenses	$ 4,811	$ 3,420	$ 2,001